Related party transactions	6 Months Ended
Mar. 31, 2022
Related party transactions
Related party transactions

Note 15 – Related party transactions

The relationship and the nature of related party transactions are summarized as follows:

Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Principal shareholder	Providing a guarantee as an additional security for bank loans and providing working capital loan to the Company
Zhengyu Wang	Former CEO, spouse of Ms. Yefang Zhang	Providing a guarantee as an additional security for bank loans
Hangzhou Nongyuan Network Technology Co., Ltd.	Owned by Yefang Zhang’s daughter	Lease of office space to the Company
Zhejiang Forasen Energy Technology Co., Ltd.	Controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang	Lease of office space to the Company
Feng Zhou	Legal representative of Hangzhou Forasen	Providing a guarantee as an additional security for bank loans

Due to a related party

As of March 31, 2022 and September 30, 2021, the Company owed Yefang Zhang $19,533 and $1,426,631, respectively. The balance is interest-free, unsecured, and due upon demand.

Operating lease from related parties

On August 5, 2020, Hangzhou Forasen entered into a lease agreement with Hangzhou Nongyuan Network Technology Co., Ltd., a PRC company wholly owned by Yefang Zhang’s daughter, to lease approximately 1,006 square feet of office space in Hangzhou. The lease term was for two years with annual rent of RMB283,258 (equivalent of $41,639). The lease was terminated on February 15, 2022.

On October 8, 2021, Zhejiang New Material entered into a lease agreement with Zhejiang Forasen Energy Technology Co., Ltd., a PRC company controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang, to lease approximately 27,147 square feet of office space in Hangzhou. The lease term is for five years with annual rent of RMB454,043 (equivalent of $71,602).

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term and long-term bank loans (see Note 13).